COMMON STOCK AND STOCK INCENTIVE PLANS (Stock Incentive Plans - Narrative) (Details)	12 Months Ended
Dec. 31, 2015 shares
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Equity Incentive Plan 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	1,500,000
Number of shares transferred from the prior plan	8,474,347
Equity Incentive Plan 2006 [Member] | Stock Options and Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards outstanding (in shares)	1,294,553
Equity Incentive Plan 2006 [Member] | Employee and Directors Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Equity Incentive Plan 2006 [Member] | Employee and Directors Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	7 years
Equity Incentive Plan 2006 [Member] | Stock Options and Stock Appreciation Rights [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as a percentage of the fair market value of an ordinary share on the date of grant	100.00%
Equity Incentive Plan 2006 [Member] | Incentive Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as a percentage of the fair market value of an ordinary share on the date of grant	110.00%
Percentage of voting power required of the company's stock for specified exercise price	10.00%
Equity Incentive Plan 2006 [Member] | Incentive Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	5 years
Percentage of voting power required of the company's stock for specified vesting period	10.00%